EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2017
EMPLOYEE BENEFITS

24. EMPLOYEE BENEFITS

Full-time employees of the Group’s subsidiaries and VIE subsidiaries registered in the PRC are entitled to staff welfare benefits, including medical care, welfare subsidies, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. These entities are required to accrue for these benefits based on certain percentages of the employees’ salaries in accordance with the relevant regulations, and to make contributions to the state-sponsored pension and medical plans out of the amounts accrued for medical and pension benefits. The total amounts charged to the consolidated statements of operations and comprehensive loss for such employee benefits amounted to RMB13.1 million, RMB15.4 million and RMB12.9 million (US$2.0 million) for the years ended December 31, 2015, 2016 and 2017, respectively. The PRC government is responsible for the medical benefits and ultimate pension liability to these employees.